BUSINESS COMBINATION - SCHEDULE OF PRO FORMA FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment
Decrease to revenue related to write-off of deferred revenue	$ (285,283)	$ (267,574)	$ (268,971)	$ (248,817)	$ (235,069)	$ (238,996)	$ (227,581)	$ (211,906)	$ (209,785)	$ (1,020,431)	$ (888,268)	$ (803,089)
Increase in amortization of intangible assets	$ 8,252				3,877					20,101	11,395	$ 17,125
Revenue					246,953					1,098,785	936,614
Net earnings attributable to Match Group, Inc. shareholders					$ 26,991					$ 156,510	$ 156,444
Basic earnings per share attributable to Match Group, Inc. shareholders (in usd per share)					$ 0.13					$ 0.90	$ 0.97
Diluted earnings per share attributable to Match Group, Inc. shareholders (in usd per share)					$ 0.13					$ 0.85	$ 0.93
Acquisition-related costs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment
Decrease to revenue related to write-off of deferred revenue					$ 6,600
Increase in amortization of intangible assets					$ 3,800					$ 1,400	$ 14,600